RISKS AND UNCERTAINTIES (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.50%	17.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.30%	15.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.50%	14.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.20%	12.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.10%	12.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top 10 Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	97.50%	98.50%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Three Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.20%	37.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.70%	18.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.60%	16.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.50%	13.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Six [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.20%
Maximum [Member]
Concentration Risk [Line Items]
Bank deposits	¥ 500,000